UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 151.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.2% (100.0% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 121,455
150	5.125%, 1/01/37	1/15 at 100.00	Caa1	100,841
330	Total Consumer Discretionary			222,296
	Consumer Staples – 5.4% (3.5% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
425	4.500%, 6/01/23	6/17 at 100.00	B1	400,193
3,625	4.750%, 6/01/34	6/17 at 100.00	B2	2,679,888
535	5.000%, 6/01/41	6/17 at 100.00	B2	396,028
4,585	Total Consumer Staples			3,476,109
	Education and Civic Organizations – 13.2% (8.7% of Total Investments)
425	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A+	450,551
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
210	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	264,886
	Bonds, Tender Option Bond Trust 3359, 18.293%, 12/15/36 (IF) (4)
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	BBB	201,348
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	831,601
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	508,355
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	No Opt. Call	AAA	1,083,770
	2007E, 5.000%, 7/01/33
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	431,621
	Option Bond Trust 3922, 13.950%, 7/01/19 (IF)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	325,788
	Option Bond Trust 4741, 13.976%, 7/01/44 (IF) (4)
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	288,365
	5.000%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
170	5.000%, 7/01/32	7/21 at 100.00	BBB+	173,851
115	5.000%, 7/01/37	7/21 at 100.00	BBB+	116,309
285	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	302,003
	2013D, 5.000%, 7/01/38
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,	No Opt. Call	AA	349,245
	Series 2012A, 5.000%, 7/01/19
155	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	163,582
	5.000%, 12/01/25
105	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	110,353
	5.000%, 12/01/30
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	188,795
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,109,834
	4.250%, 12/01/25 (Alternative Minimum Tax)
395	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	364,964
	Bond Trust 4736, 11.987%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	258,856
	Bond Trust PA-4643, 20.060%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A+	599,231
	5.000%, 7/01/42
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	4/22 at 100.00	BBB–	138,492
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding
	Series 2012, 5.125%, 4/01/32
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	10/22 at 100.00	A–	58,456
	Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project,
	Refunding Series 2012, 5.000%, 10/01/31
180	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.415%,	No Opt. Call	AA–	230,909
	5/01/21 (IF) (4)
8,010	Total Education and Civic Organizations			8,551,165
	Financials – 5.7% (3.8% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	5/14 at 100.00	N/R	591,000
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/14 at 100.00	Baa3	1,271,875
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
1,450	5.750%, 10/01/21	No Opt. Call	Ba2	1,573,178
250	6.500%, 4/01/28	No Opt. Call	Ba2	282,813
3,550	Total Financials			3,718,866
	Health Care – 25.4% (16.8% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	1,028,350
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	222,739
	2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	419,500
	Series 2008A, 5.000%, 7/01/27
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	309,712
	Tender Option Bond Trust 3018, 18.832%, 7/01/38 – AGC Insured (IF) (4)
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	519,320
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
150	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	162,635
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
295	5.250%, 7/01/31	7/23 at 100.00	BBB	296,292
170	5.500%, 7/01/43	7/23 at 100.00	BBB	169,500
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	626,928
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,026,940
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	90,935
	Hospital, Series 2005A, 5.500%, 7/01/36
170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	171,625
	Center, Series 2006, 5.125%, 7/01/35
800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	No Opt. Call	A3	764,448
	Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27
1,020	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/22 at 100.00	A	1,104,385
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/26
150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	156,872
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
935	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	961,610
	2007, 5.000%, 7/01/38 – AGC Insured
755	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	800,504
	University Hospital, Series 2013A, 5.500%, 7/01/43
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	135,140
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,216,936
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	509,610
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	286,055
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/14 at 100.00	Ba2	1,520,015
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,472,109
435	5.000%, 7/01/46	7/16 at 100.00	A2	436,944
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	6/14 at 100.00	A1	1,100,968
	Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18
16,160	Total Health Care			16,510,072
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	406,653
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	213,068
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
625	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	601,688
310	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	283,684
310	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	276,331
1,825	Total Housing/Multifamily			1,781,424
	Housing/Single Family – 1.9% (1.2% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa1	1,041,940
	Series 2011A, 4.650%, 10/01/29
185	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	185,583
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
1,185	Total Housing/Single Family			1,227,523
	Industrials – 1.0% (0.7% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	675,662
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 10.1% (6.7% of Total Investments)
705	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	625,159
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/14 at 100.00	A–	1,001,530
4,000	5.500%, 6/01/31	6/14 at 100.00	A–	4,003,675
430	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/23 at 100.00	BBB–	425,640
	New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/14 at 100.00	BBB–	508,992
	New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25
6,655	Total Long-Term Care			6,564,996
	Tax Obligation/General – 4.4% (2.9% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	763,238
	AMBAC Insured
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	212,192
	5.000%, 8/01/27
330	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003,	1/22 at 100.00	AA	274,702
	3.000%, 1/15/33
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	12/21 at 100.00	AA+	778,495
	Bonds, Covanta Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
635	West Deptford, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – AGM Insured	7/17 at 100.00	AA–	692,334
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2010,	No Opt. Call	AA+	118,407
	5.000%, 7/15/19
2,695	Total Tax Obligation/General			2,839,368
	Tax Obligation/Limited – 38.5% (25.5% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	486,224
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	791,115
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	520,939
	2007, 5.250%, 12/15/22 – AMBAC Insured
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	613,880
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	628,034
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
670	5.250%, 1/01/36	1/22 at 100.00	A	694,770
265	5.125%, 1/01/42	1/22 at 100.00	A	271,572
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	517,320
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
700	5.000%, 6/15/19	No Opt. Call	BBB+	803,586
250	5.000%, 6/15/21	No Opt. Call	BBB+	282,855
1,200	5.000%, 6/15/25	6/22 at 100.00	BBB+	1,278,828
680	5.000%, 6/15/26	6/22 at 100.00	BBB+	718,196
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,046,230
395	5.000%, 6/15/29	No Opt. Call	BBB+	409,888
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	50,981
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	75,306
1,400	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	1,614,550
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/22
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	455,754
870	5.000%, 9/01/37	9/17 at 100.00	A+	911,508
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	205,644
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	324,279
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	576,713
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	1,701,760
	Appreciation Series 2010A, 0.000%, 12/15/30
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	954,920
	2006A, 5.500%, 12/15/22
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	1,026,045
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	753,500
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,398,160
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,617,750
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,488,929
	5.000%, 12/15/24
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	992,830
695	3.500%, 5/01/35	5/22 at 100.00	Aa3	586,545
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	209,081
	2006A, 4.500%, 7/01/36 – CIFG Insured
425	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield –	No Opt. Call	AA+	659,286
	Park Madison Redevelopment Project, Tender Option Trust 1145, 18.358%, 3/01/34 (IF) (4)
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	358,572
	Lien Series 2010B, 5.250%, 10/01/29
32,750	Total Tax Obligation/Limited			25,025,550
	Transportation – 21.2% (14.0% of Total Investments)
300	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	310,287
	5.250%, 6/01/20 – NPFG Insured
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A1	515,565
	1/01/27 – NPFG Insured
800	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	841,384
	5.000%, 1/01/42
300	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A2	305,691
	2012A, 4.000%, 7/01/27
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	727,370
	5.000%, 1/01/40
705	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	737,233
	5.000%, 1/01/40
660	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	670,415
	District Project, Series 2012, 5.000%, 1/01/27
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
225	5.000%, 9/01/28	9/22 at 100.00	A+	244,181
250	3.625%, 9/01/34	9/22 at 100.00	A+	222,625
440	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	446,151
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/14 at 100.00	B	600,024
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	1,032,050
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A	815,873
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
30	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	33,374
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,743,073
1,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,322,796
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.579%,	7/22 at 100.00	A+	579,820
	1/01/43 (IF) (4)
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	374,159
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
450	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	482,670
	Ninth Series 2013, 5.000%, 12/01/43
1,100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	976,382
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
50	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/14 at 100.00	A	50,310
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
650	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	No Opt. Call	A–	738,459
	Refunding Series 2012, 5.000%, 11/01/22
13,085	Total Transportation			13,769,892
	U.S. Guaranteed – 12.2% (8.1% of Total Investments) (5)
370	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	2/14 at 100.00	AA (5)	370,252
	5.000%, 12/01/18 (Pre-refunded 2/06/14) – NPFG Insured
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA+ (5)	1,447,637
	(Pre-refunded 6/15/16)
95	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	106,505
	6/15/16 (ETM)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	510,485
400	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	408,016
700	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	714,679
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	194,229
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
25	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	29,138
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AA- (5)	510,305
	Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	705,605
985	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	1,061,101
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	708,730
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	16,778
185	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	206,923
890	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	944,575
10	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	10,613
7,475	Total U.S. Guaranteed			7,945,571
	Utilities – 1.0% (0.7% of Total Investments)
695	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	6/22 at 100.00	Baa3	648,588
	Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)
	Water and Sewer – 8.2% (5.4% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	A–	152,006
	6.000%, 7/01/25
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
520	5.000%, 10/01/23	No Opt. Call	A	592,982
2,115	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	1,896,307
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A1	538,475
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A1	230,547
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
660	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	833,501
	Option Bond Trust 4729, 7.488%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	547,665
535	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	556,593
5,200	Total Water and Sewer			5,348,076
$ 104,870	Total Long-Term Investments (cost $97,111,014)			98,305,158
	MuniFund Term Preferred Shares, at Liquidation Value – (53.9)% (6)			(35,050,000)
	Other Assets Less Liabilities – 2.7%			1,770,586
	Net Assets Applicable to Common Shares – 100%			$ 65,025,744

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$98,305,158	$ —	$98,305,158

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $96,984,480.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 3,768,489
Depreciation	(2,447,811)
Net unrealized appreciation (depreciation) of investments	$ 1,320,678

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014